UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22476

NB Private Markets Fund II (Master) LLC

(Exact name of registrant as specified in charter)

325 North Saint Paul Street, 49th Floor

Dallas, TX 75201

(Address of principal executive offices) (Zip code)

James Bowden, Chief Executive Officer and President

Neuberger Berman Investment Advisers LLC

53 State Street

Boston, MA 02109

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-476-8800

Date of fiscal year end: March 31

Date of reporting period: March 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Reports to Stockholders.

NB Private Markets Fund II (Master) LLC

(Formerly Excelsior Private Markets Fund II (Master), LLC)

Financial Statements

For the year ended March 31, 2020

NB Private Markets Fund II (Master) LLC
For the year ended March 31, 2020

Index	Page No.

NB Private Markets Fund II (Master) LLC

Statement of Assets, Liabilities and Members’ Equity – Net Assets

As of March 31, 2020

Assets

Investments, at fair value (cost of $67,504,990)	$92,641,224
Cash and cash equivalents	7,573,280
Prepaid insurance	13,355
Other receivable	4,613
Interest receivable	4,095

Total Assets	$100,236,567

Liabilities

Advisory fee payable	$292,196
Professional fees payable	52,900
Administration service fees payable	29,330
Deferred contingent fee payable	19,730
Other payables	1,888

Total Liabilities	$396,044

Commitments and contingencies (See Note 5)

Members’ Equity - Net Assets	$99,840,523

Units of Membership Interests outstanding (unlimited units authorized)	66,271.05
Net Asset Value Per Unit	$1,506.55

The accompanying notes are an integral part of these financial statements.

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NB Private Markets Fund II (Master) LLC

Schedule of Investments

As of March 31, 2020

Portfolio Funds (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Cost	Fair Value
Buyout/Growth (47.54%)
Advent International GPE VII-B, L.P.	Primary	8/2012 - 2/2018	North America	$4,282,239	$5,340,591
Apax US VII, L.P.	Secondary	12/2011 - 11/2013	North America	882,451	1,077,066
Apax VIII - B, L.P.	Primary	6/2013 - 12/2019	Europe	1,458,408	2,464,902
BC European Capital IX	Primary	3/2012 - 2/2020	Europe	922,814	1,558,195
FTV IV, L.P.	Primary	12/2012 - 12/2019	North America	4,007,657	8,401,273
Green Equity Investors VI, L.P.	Primary	11/2012 - 1/2019	North America	6,249,904	8,942,759
Grey Mountain Partners Fund III, L.P.	Primary	7/2013 - 3/2020	North America	3,663,712	2,925,813
HgCapital 7 C, L.P.	Primary	12/2013 - 3/2019	Europe	2,404,562	5,603,757
Platinum Equity Capital Partners III, L.P.	Secondary	10/2013 - 11/2019	North America	2,252,581	2,595,222
Silver Lake Kraftwerk Fund, L.P.	Primary	12/2012 - 12/2018	North America	1,851,347	1,520,930
SPC Partners V, L.P.	Primary	7/2012 - 3/2020	North America	7,488,899	6,235,679
Thomas H. Lee Equity Fund VI, L.P.	Secondary	4/2012 - 11/2019	North America	1,006,794	322,409
Vision Capital Partners VII, L.P.	Secondary	7/2012 - 12/2019	Europe	1,241,062	479,713
				37,712,429	47,468,309
Special Situations (7.31%)
ArcLight Energy Partners Fund V, L.P.	Primary	12/2011 - 2/2016	North America	2,173,613	1,788,039
Lone Star Real Estate Fund III (U.S.), L.P.	Primary	5/2014 - 4/2017	North America	2,223,177	680,213
Ridgewood Energy Oil & Gas Fund II, L.P.	Primary	5/2013 - 3/2020	North America	5,569,973	3,350,572
Royalty Opportunities S.àr.l.	Primary	8/2011 - 1/2015	Europe	2,480,194	1,475,898
				12,446,957	7,294,722
Venture Capital (37.94%)
Battery Ventures X Side Fund, L.P.	Primary	7/2013 - 12/2016	North America	1,277,438	1,994,500
Battery Ventures X, L.P.	Primary	6/2013 - 3/2019	North America	1,874,931	3,026,000
DFJ Growth 2013, L.P.	Primary	7/2013 - 12/2019	North America	5,083,625	13,076,305
Francisco Partners, L.P.	Secondary	4/2012	North America	-	-
Intersouth Partners V, L.P.	Secondary	3/2012	North America	115,733	2,623
InterWest Partners IX, L.P.	Secondary	12/2011 - 9/2016	North America	470,154	377,426
InterWest Partners VIII, L.P.	Secondary	12/2011	North America	521,553	325,418
InterWest Partners X, L.P.	Secondary	12/2011 - 10/2018	North America	826,746	1,329,548
Lightspeed China Partners I, L.P.	Primary	5/2012 - 6/2015	North America	1,008,791	5,751,844
Lightspeed Venture Partners IX, L.P.	Primary	3/2012 - 3/2019	North America	1,774,805	4,123,730
Polaris Venture Partners III, L.P.	Secondary	3/2012	North America	137,319	27,763
Trinity Ventures XI, L.P.	Primary	4/2013 - 8/2019	North America	4,254,508	7,843,036
				17,345,604	37,878,193

Total Investments in Portfolio Funds (cost $67,504,990) (92.79%)					92,641,224
Other Assets & Liabilities (Net) (7.21%)					7,199,299
Members’ Equity - Net Assets (100.00%)					$99,840,523

(A)	Non-income producing securities, which are restricted as to public resale and liquidity.

(B)	Total cost of illiquid and restricted securities at March 31, 2020 aggregated $67,504,990. Total fair value of illiquid and restricted securities at March 31, 2020 was $92,641,224 or 92.79% of net assets.

(C)	Acquisition Dates cover from original investment date to the last acquisition date and is required disclosure for restricted securities only.

(D)	All percentages are calculated as fair value divided by the Company’s Members’ Equity - Net Assets.

(E)	Geographic Region is based on where a Portfolio Fund is headquartered and may be different from where the Portfolio Fund invests.

The accompanying notes are an integral part of these financial statements.

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NB Private Markets Fund II (Master) LLC

Statement of Operations

For the year ended March 31, 2020

Investment Income:

Interest income	$141,867

Total Investment Income	141,867

Operating Expenses:

Advisory fees	1,230,310
Independent Managers’ fees	205,625
Administration service fees	123,613
Professional fees	90,576
Insurance fees	37,285
Other fees	16,407

Total Operating Expenses	1,703,816

Net Investment Loss	(1,561,949)

Net Realized and Change in Unrealized Gain on Investments (Note 2)
Net realized gain on investments	15,954,269
Net change in unrealized appreciation on investments	(15,963,620)

Net Realized and Change in Unrealized Gain on Investments	(9,351)

Net Decrease in Members’ Equity – Net Assets Resulting from Operations	$(1,571,300)

The accompanying notes are an integral part of these financial statements.

3

NB Private Markets Fund II (Master) LLC

Statements of Changes in Members’ Equity – Net Assets

For the year ended March 31, 2019

Members’ Equity
Members’ committed equity	$149,947,465

Members’ equity at April 1, 2018	$131,094,238
Capital distributions	(20,276,034)
Net investment loss	(1,685,587)
Net realized gain on investments	10,753,304
Net change in unrealized appreciation on investments and foreign currency	5,804,985
Members’ equity at March 31, 2019	$125,690,906

For the year ended March 31, 2020

Members’ Equity
Members’ committed equity	$149,947,465

Members’ equity at April 1, 2019	$125,690,906
Capital distributions	(24,279,083)
Net investment loss	(1,561,949)
Net realized gain on investments	15,954,269
Net change in unrealized appreciation on investments	(15,963,620)
Members’ equity at March 31, 2020	$99,840,523

The accompanying notes are an integral part of these financial statements.

4

NB Private Markets Fund II (Master) LLC

Statement of Cash Flows

For the year ended March 31, 2020

CASH FLOWS FROM OPERATING ACTIVITIES

Net Change in Members’ Equity – Net Assets resulting from operations	$(1,571,300)
Adjustments to reconcile net change in Members’ Equity – Net Assets resulting from operations to net cash provided by operating activities:
Contributions to investments in Portfolio Funds	(4,062,408)
Proceeds received from investments	29,449,237
Net realized gain on investments	(15,954,269)
Net change in unrealized appreciation on investments	15,963,620
Changes in assets and liabilities related to operations
(Increase) decrease in prepaid insurance	1,243
(Increase) decrease in interest receivable	9,184
(Increase) decrease in other receivable	(4,613)
Increase (decrease) in advisory fee payable	(20,167)
Increase (decrease) in deferred contingent fee payable	(88,441)
Increase (decrease) in administrative service fees payable	1,578
Increase (decrease) in legal fees payable	(21,634)
Increase (decrease) in other payables	827

Net cash provided by (used in) operating activities	23,702,857

CASH FLOWS FROM FINANCING ACTIVITIES

Distributions to Members	(24,279,083)

Net cash provided by financing activities	(24,279,083)

Net change in cash and cash equivalents	(576,226)
Cash and cash equivalents at beginning of year	8,149,506

Cash and cash equivalents at end of year	$7,573,280

Noncash activities
Receipt of in-kind distributions of securities from
Portfolio Funds, at fair value on the date of distribution	$3,808,202

Distribution of $212,515 made to the TE Fund for taxes paid and/or accrued on behalf of the TE Fund.

The accompanying notes are an integral part of these financial statements.

5

NB Private Markets Fund II (Master) LLC

Financial Highlights

	For the year ended March 31, 2020	For the year ended March 31, 2019	For the year ended March 31, 2018	For the year ended March 31, 2017	For the year ended March 31, 2016
Per Unit Operating Performance (1)

NET ASSET VALUE, BEGINNING OF YEAR	$1,896.62	$1,978.16	$1,886.07	$1,741.95	$1,630.46
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(23.57)	(25.43)	(26.53)	(27.99)	(31.12)
Net realized and change in unrealized gain on investments	(0.14)	249.85	319.43	173.03	143.79
Net decrease in net assets resulting from operations	(23.71)	224.42	292.90	145.04	112.67

DISTRIBUTIONS TO MEMBERS:
Net change in Members’ Equity - Net Assets due to distributions to Members	(366.36)	(305.96)	(200.81)	(0.92)	(1.18)
NET ASSET VALUE, END OF YEAR	$1,506.55	$1,896.62	$1,978.16	$1,886.07	$1,741.95
TOTAL NET ASSET VALUE RETURN (1), (2), (3)	(2.40)%	11.72%	15.82%	8.32%	6.91%

RATIOS AND SUPPLEMENTAL DATA:
Members’ Equity - Net Assets, end of year in thousands (000's)	$99,841	$125,691	$131,094	$124,992	$111,350
Ratios to average Members’ Equity - Net Assets: (4)
Expenses	1.43%	1.41%	1.42%	1.58%	1.88%
Net investment loss	(1.31)%	(1.30)%	(1.37)%	(1.57)%	(1.88)%
Portfolio Turnover Rate (5)	3.63%	3.09%	5.05%	15.70%	13.62%

INTERNAL RATE OF RETURN:
Internal Rate of Return (6)	11.12%	12.79%	12.89%	12.07%	13.44%

(1)	Selected data for a unit of Membership Interest outstanding throughout each period.

(2)	Total investment return, based on per unit net asset value, reflects the changes in net asset value based on the effects of organizational costs, the performance of the Company during the year and assumes distributions, if any, were reinvested. The Company’s units are not traded in any market; therefore, the market value total investment return is not calculated.

(3)	Total return and the ratios to average members' equity - net assets is calculated for the Company taken as a whole.

(4)	Ratios do not reflect the Company’s proportional share of the net investment income (loss) and expenses, including any performance-based fees, of the Portfolio Funds.

(5)	Proceeds received from investments are included in the portfolio turnover rate.

(6)	The Internal Rate of Return is computed based on the actual dates of the cash inflows and outflows since inception and the ending net assets at the end of the period as of each measurement date.

The accompanying notes are an integral part of these financial statements.

6

NB Private Markets Fund II (Master) LLC

Notes to Financial Statements

March 31, 2020

1. Organization

NB Private Markets Fund II (Master) LLC (the “Company”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Company was organized as a Delaware limited liability company on September 8, 2010. The Company commenced operations on August 10, 2011. Effective February 5, 2020, after approval by the Fund's Board of Managers, the Company changed its name from Excelsior Private Markets Fund II (Master), LLC to NB Private Markets Fund II (Master) LLC. This name change does not alter the Company's investment objective or indicate a change in the management of the Company. The duration of the Company is ten years from the final subscription closing date (the “Final Closing”), which occurred on July 1, 2012, subject to two two-year extensions which may be approved by the Board of Managers of the Company (the “Board” or the “Board of Managers”). Thereafter, the term of the Company may be extended by consent of a majority-in-interest of its Members as defined in the Company’s limited liability company agreement (the “LLC Agreement”).

The Company’s investment objective is to provide attractive long-term returns. The Company seeks to achieve its objective primarily by investing in private equity funds and other collective investment vehicles or accounts pursuing investment strategies in buyout/growth, venture capital, and special situations (distressed debt, mezzanine, natural resources, opportunistic, real estate, royalties, and other private equity strategies perceived to be attractive by the Registered Investment Adviser) (collectively, the "Portfolio Funds"). Neither the Company nor the Registered Investment Adviser (as defined below) guarantees any level of return or risk on investments and there can be no assurance that the Company will achieve its investment objective. The Portfolio Funds are not registered as investment companies under the Investment Company Act.

NB Private Markets Fund II (TI) LLC (the “TI Fund”) and NB Private Markets Fund II (TE) LLC (the “TE Fund”), each a Delaware limited liability company that is registered under the Investment Company Act as a non-diversified, closed-end management investment company, and NB Private Markets Fund II (Offshore) LDC, a Cayman Islands limited duration company (the “Offshore Fund,” and together with the TI Fund and the TE Fund, the “Feeder Funds”), pursue their investment objectives by investing substantially all of their assets in the Company.  The percentage of the Offshore Fund's shareholders’ capital owned by the TE Fund is 100%. The financial position and results of operations of the Offshore Fund have been consolidated within the TE Fund's consolidated financial statements. The Feeder Funds have the same investment objective and substantially the same investment policies as the Company (except that the Feeder Funds pursue their investment objectives by investing in the Company).

The Board has overall responsibility to manage and supervise the operations of the Company. The Board exercises the same powers, authority and responsibilities on behalf of the Company as are customarily exercised by directors of a typical investment company registered under the Investment Company Act organized as a corporation. The Board has engaged Neuberger Berman Investment Advisers LLC (“NBIA” or “Registered Investment Adviser”) and NB Alternatives Advisers LLC (“NBAA” or “Sub-Adviser”) to provide investment advice regarding the selection of the Portfolio Funds and to manage the day-to-day operations of the Company.

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NB Private Markets Fund II (Master) LLC

Notes to Financial Statements

March 31, 2020

The Company operates as a vehicle for the investment of substantially all of the assets of the Feeder Funds as members of the Company (“Members”).  As of March 31, 2020, the TI Fund’s and the TE Fund’s ownership of the Company’s Members’ contributed capital was 40.18% and 59.82%, respectively, with a NB affiliate’s (who is also a Member of the Company) percentage ownership of the Company’s Members’ contributed capital being insignificant.

2. Significant Accounting Policies

The Company meets the definition of an investment company and follows the accounting and reporting guidance as issued through Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.

A. Basis of Accounting

The Company’s policy is to prepare its financial statements on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Consequently, income and the related assets are recognized when earned, and expenses and the related liabilities are recognized when incurred. The books and records of the Company are maintained in U.S. dollars.

B. Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and the differences could be material.

C. Valuation of Investments

The Company computes its net asset value (“NAV”) as of the last business day of each fiscal quarter and at such other times as deemed appropriate by the Registered Investment Adviser and the Sub-Adviser in accordance with valuation principles set forth below, or as may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board.

The Board has approved the Procedures pursuant to which the Company values its interests in the Portfolio Funds and other investments.  The Board has delegated to the Sub-Adviser general responsibility for determining the value of the assets held by the Company.  The value of the Company’s interests is based on information reasonably available at the time the valuation is made and the Sub-Adviser believes to be reliable.

It is expected that most of the Portfolio Funds in which the Company invests will meet the criteria set forth under the Financial Accounting Standards Board (“FASB”) ASC Topic 820: Fair Value Measurement (“ASC 820”), permitting the use of the practical expedient to determine the fair value of the Portfolio Fund investments. ASC 820 provides that, in valuing alternative investments that do not have quoted market prices but calculate NAV per share or equivalent, an investor may determine fair value by using the NAV reported to the investor by the underlying investment. To the extent ASC 820 is applicable to a Portfolio Fund, the Sub-Adviser generally will value the Company’s investment in the Portfolio Fund based primarily upon the value reported to the Company by the Portfolio Fund as of each quarter-end, determined by the Portfolio Fund in accordance with its own valuation policies. As of March 31, 2020, investments valued using the practical expedient with a fair value of $92,641,224 are excluded from the fair value hierarchy.

8

NB Private Markets Fund II (Master) LLC

Notes to Financial Statements

March 31, 2020

FASB ASC 820-10 Fair Value Measurements establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820-10-35-40 to 54 provides three levels of the fair value hierarchy as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access;

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

Level 3	Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Most Portfolio Funds are structured as closed-end, commitment-based private investment funds to which the Company commits a specified amount of capital upon inception of the Portfolio Fund (i.e., committed capital) which is then drawn down over a specified period of the Portfolio Fund's life. Such Portfolio Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Company generally holds interests in Portfolio Funds for which there is no active market, although, in some situations, a transaction may occur in the “secondary market” where an investor purchases a limited partner’s existing interest and remaining commitment.

The estimated remaining life of the Company’s Portfolio Funds as of March 31, 2020 is one to five years, with the possibility of extensions by each of the Portfolio Funds.

9

NB Private Markets Fund II (Master) LLC

Notes to Financial Statements

March 31, 2020

D. Cash and Cash Equivalents

Cash and cash equivalents consist primarily of cash and short term investments which are readily convertible into cash and have an original maturity of three months or less. UMB Bank N.A. serves as the Company’s custodian.

Cash and cash equivalents on the Statement of Assets, Liabilities and Members’ Equity – Net Assets can include deposits in money market accounts, which are classified as Level 1 assets. As of March 31, 2020, the Company held $7,573,280 in an overnight sweep that is deposited into a money market account.

E. Investment Gains and Losses

The Company records distributions of cash or in-kind securities from the Portfolio Funds based on the information from distribution notices when distributions are received. The Company recognizes within the Statement of Operations its share of realized gains or (losses), and the Company’s change in net unrealized appreciation/(depreciation) and the Company’s share of net investment loss based upon information received regarding distributions from managers of the Portfolio Funds. The Company may also recognize realized losses based upon information received from the Portfolio Fund managers for write-offs taken in the underlying portfolio. Change in unrealized appreciation/(depreciation) on investments within the Statement of Operations includes the Company’s share of interest and dividends, realized (but undistributed) and unrealized gains and losses on security transactions, and expenses of each Portfolio Fund.

The Company entered into an agreement with a third party seller of underlying Portfolio Funds to purchase their interests in those Portfolio Funds.  Based on the agreement, the third party seller is due to receive a payment if those underlying Portfolio Funds outperform a specific hurdle rate, up to a maximum payment of $599,578.  As of March 31, 2020, the total deferred contingent fee payable was $19,730.

The Portfolio Funds may make in-kind distributions to the Company and, particularly in the event of the dissolution of a Portfolio Fund, such distributions may contain securities that are not marketable. While the general policy of the Company will be to liquidate such investment and distribute proceeds to Members, under certain circumstances when deemed appropriate by the Board, a Member may receive in-kind distributions from the Company.

F. Income Taxes

The Company is a limited liability company that is treated as a partnership for tax reporting. Tax basis income and losses are passed through to Members and, accordingly, there is no provision for income taxes reflected in these financial statements. The Company has a tax year end of December 31.

Differences arise in the computation of Members’ equity for financial reporting in accordance with GAAP and Members’ equity for federal and state income tax reporting. These differences are primarily due to the fact that unrealized gains and losses are allocated for financial reporting purposes and are not allocated for federal and state income tax reporting purposes.

10

NB Private Markets Fund II (Master) LLC

Notes to Financial Statements

March 31, 2020

The cost of the Portfolio Funds for federal income tax purposes is based on amounts reported to the Company on Schedule K-1 from the Portfolio Funds. As of March 31, 2020, the Company had not received information to determine the tax cost of the Portfolio Funds. Based on the amounts reported to the Company on Schedule K-1 as of December 31, 2018, and after adjustment for purchases and sales between December 31, 2018 and March 31, 2020, the estimated cost of the Portfolio Funds at March 31, 2020, for federal income tax purposes aggregated $45,862,501. The net unrealized appreciation for federal income tax purposes was estimated to be $46,778,722. The net unrealized appreciation consisted of gross unrealized appreciation and gross unrealized depreciation of $50,219,085 and $3,440,363, respectively.

The Company files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Company is subject to examination by federal, state, local and foreign jurisdictions, where applicable. As of December 31, 2019, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations is from the year 2016 forward (with limited exceptions). FASB ASC 740-10 Income Taxes requires the Sub-Adviser to determine whether a tax position of the Company is more likely than not to be sustained upon examination by taxing authorities, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. The Sub-Adviser has reviewed the Company's tax positions for the current tax year and has concluded that no provision for taxes is required in the Company's financial statements for the year ended March 31, 2020. The Company recognizes interest and penalties, if any, related to unrecognized tax liabilities as income tax expense in the Statement of Operations. During the year ended March 31, 2020, the Company did not incur any interest or penalties.

G. Restrictions on Transfers

Interests of the Company (“Interests”) are generally not transferable. No Member may assign, sell, transfer, pledge, hypothecate or otherwise dispose of any of its Interests without the prior written consent of the Board, which may be granted or withheld in the Board’s sole discretion, and in compliance with applicable securities and tax laws.

H. Fees of the Portfolio Funds

Each Portfolio Fund will charge its investors (including the Company) expenses, including asset-based management fees and performance-based fees, which are referred to as an allocation of profits. In addition to the Company level expenses shown on the Company’s Statement of Operations, Members of the Company will indirectly bear the fees and expenses charged by the Portfolio Funds. These fees are reflected in the valuations of the Portfolio Funds and are not reflected in the ratios to average net assets in the Company’s Financial Highlights.

I. Company Expenses

The Company bears all expenses incurred in the course of business on an accrual basis, including, but not limited to, the following: Advisory Fees (as defined herein); investment related expenses; legal fees; administration; auditing; tax preparation fees; custodial fees; registration expenses; Independent Managers’ fees (as defined herein); and expenses of meetings of the Board.

11

NB Private Markets Fund II (Master) LLC

Notes to Financial Statements

March 31, 2020

J. Foreign Currency Translation

The Company has foreign investments which require the Company to translate these investments into U.S. dollars. For foreign investments for which the functional currency is not the U.S. dollar, the fair values of the investments are translated into the U.S. dollar equivalent using period end exchange rates. The resulting translation adjustments are recorded as unrealized appreciation or depreciation on investments.

Contributed capital to and distributions received from these foreign Portfolio Funds are translated into the U.S. dollar equivalent using exchange rates on the date of the transaction.

Conversion gains and losses resulting from changes in foreign exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations. The Company does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates on investment transactions from the fluctuations arising from changes in the fair value of these investments.

3. Advisory Fees, Administration Service Fee and Related Party Transactions

The Registered Investment Adviser provides investment advisory services to the Company and incurs research, travel and other expenses related to the selection and monitoring of Portfolio Funds.  Further, the Registered Investment Adviser provides certain management and administrative services to the TI Fund and the TE Fund, including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials. In consideration for such services, the Company pays the Registered Investment Adviser an investment advisory fee (the “Advisory Fee”) quarterly in arrears at the annual rate of 1.0% as follows: (i) during the period from the initial closing until the fifth anniversary of the Final Closing, based on the total capital commitments (the “Underlying Commitments”) entered into by the Company with respect to investments in the Portfolio Funds; and (ii) beginning on the fifth anniversary of the Final Closing and thereafter, based on the net asset value of the Company. For the year ended March 31, 2020, the Company incurred Advisory Fees totaling $1,230,310.

The Registered Investment Adviser has voluntarily reduced its Advisory Fee to the extent necessary to ensure that the Advisory Fee paid does not exceed the amount that would have been paid using the annual rate of 1.5% of total commitments from Members, measured over the life of the Company. Any such fee reduction will not, however, impact the Registered Investment Adviser’s right to receive incentive carried interest, if any.

Pursuant to an Administrative and Accounting Services Agreement, the Company retains UMB Fund Services, Inc. (the “Administrator”), a subsidiary of UMB Financial Corporation, to provide administration, custodial, accounting, tax preparation and investor services to the Company. In consideration for these services, the Company pays the Administrator a tiered fee between 0.01% and 0.02%, based on the first day of each calendar quarter’s net assets, subject to a minimum quarterly fee. In accordance with the service level agreement additional fees may be charged for out of scope services and quarterly filings made on behalf of the Company. For the year ended March 31, 2020, the Company incurred administration service fees totaling $123,613.

12

NB Private Markets Fund II (Master) LLC

Notes to Financial Statements

March 31, 2020

The Board consists of six managers, each of whom is not an “interested person” of the Company as defined by Section 2(a)(19) of the Investment Company Act (the “Independent Managers”). Currently, the Independent Managers are each paid an annual retainer of $175,000 for serving on the boards of the funds in the fund complex. Compensation to the Board is paid and expensed by the Company on a quarterly basis. The Independent Managers are also reimbursed for out of pocket expenses in connection with providing their services to the Company. For the year ended March 31, 2020, the Company incurred $205,625 in Independent Managers’ fees.

4. Capital Commitments from Members

At March 31, 2020 and 2019, capital commitments from Members totaled $149,947,465. Capital contributions received by the Company with regard to satisfying Member commitments totaled $83,295,817, which represents 55.6% of committed capital at March 31, 2020 and 2019.

Capital contributions will be credited to Members’ capital accounts and units will be issued when paid. Capital contributions will be determined based on a percentage of commitments. For the year ended March 31, 2020 the Company did not issue any units.

The net profits or net losses of the Company are allocated to Members in a manner that takes into account the amount of cash that would be distributed based upon a hypothetical liquidation, such that allocations are based on Members’ percentage interests, as defined in the LLC Agreement.

Distributions will be made of available cash (net of reserves that the Board deems reasonable) or other net investment proceeds to Members at such times and in such amounts as determined by the Board in its sole discretion and in accordance with Members’ respective percentage interests, as defined in the LLC Agreement. As of March 31, 2020, the Company had distributed $58,089,239 to the Feeder Funds.

5. Capital Commitments of the Company to Portfolio Funds

As of March 31, 2020, the Company had total capital commitments of $139,076,110 to the Portfolio Funds with remaining unfunded commitments to the Portfolio Funds totaling $10,349,544 as listed below:

Portfolio Funds:	Unfunded Commitment
Buyout/Growth	$7,250,852
Special Situations	1,841,577
Venture Capital	1,257,115
Total	$10,349,544

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NB Private Markets Fund II (Master) LLC

Notes to Financial Statements

March 31, 2020

6. Description of the Portfolio Funds

Due to the nature of the Portfolio Funds, the Company generally cannot liquidate its positions in the Portfolio Funds except through distributions from the Portfolio Funds, which are made at the discretion of the Portfolio Funds. The Company has no right to demand repayment of its investment in the Portfolio Funds.

The following Portfolio Funds represent 5% or more of Members’ Equity – Net Assets of the Company. Thus, the Portfolio Funds’ investment objectives are disclosed below.

DFJ Growth 2013, L.P. represents 13.10% of Members’ Equity – Net Assets of the Company as of March 31, 2020. The objective of DFJ Growth 2013, L.P. is making venture capital investments, both domestically and globally.

FTV IV, L.P. represents 8.41% of Members’ Equity – Net Assets of the Company as of March 31, 2020.  The objective of FTV IV, L.P. is investing primarily in privately held companies that offer solutions to the global financial services industry focusing on business services and software.

Green Equity Investors VI, L.P. represents 8.96% of Members’ Equity – Net Assets of the Company as of March 31, 2020. The objective of Green Equity Investors VI, L.P. is long-term equity appreciation, principally through equity and equity-related investments in established businesses acquired in management buyouts or other transactions generally on a leveraged basis.

Trinity Ventures XI, L.P. represents 7.86% of Members’ Equity – Net Assets of the Company as of March 31, 2020. The objective of Trinity Ventures XI, L.P. is to provide select investors with the opportunity to realize long-term appreciation, generally from venture capital investments.

SPC Partners V, L.P. represents 6.25% of Members’ Equity – Net Assets of the Company as of March 31, 2020. SPC Partners V, L.P. will target superior returns through long-term appreciation of primarily equity and equity-related investments.

Advent International GPE VII-B, L.P. represents 5.35% of Members’ Equity – Net Assets of the Company as of March 31, 2020. The objective of Advent International GPE VII-B, L.P. is to provide risk capital for and make investments in, development stage and other small and medium sized businesses primarily in Europe and North America.

Lightspeed China Partners I, L.P. represents 5.76% of Members’ Equity – Net Assets of the Company as of March 31, 2020. The objective of Lightspeed China Partners I, L.P. is realizing capital appreciation through investments in securities (whether debt, equity or any combination thereof) issued primarily in early stage and/or expansion stage companies in China.

HgCapital 7 C, L.P. represents 5.61% of Members’ Equity – Net Assets of the Company as of March 31, 2020. The objective for HgCapital 7 C, L.P. is to capitalize on the Firm’s deep sector focus, active post-transaction management and the application of significant human resources across the investment lifecycle to generate consistent absolute returns for its investors.

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NB Private Markets Fund II (Master) LLC

Notes to Financial Statements

March 31, 2020

7. Indemnifications

In the normal course of business, the Company enters into contracts that provide general indemnifications. The Company’s maximum exposure under these agreements is dependent on future claims that may be made against the Company, and therefore cannot be determined; however, based on the Registered Investment Adviser’s experience, the risk of loss from such claims is considered remote.

Many of the Portfolio Funds’ partnership agreements contain provisions that allow them to recycle or recall distributions made to the Company. Accordingly, the unfunded commitments disclosed under Note 5 reflect both amounts undrawn to satisfy commitments and distributions that are recallable, as applicable.

8. Concentrations of Market, Credit, Liquidity, Industry, Currency and Capital Call Risk

Due to the inherent uncertainty of valuations, estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the difference could be material. The Company’s investments are subject, directly or indirectly, to various risk factors including market, credit, industry, currency and capital call risk. Certain investments are made internationally, which may subject the investments to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such countries or regions. Market risk represents the potential loss in value of financial instruments caused by movements in market variables, such as interest and foreign exchange rates and equity prices. The Company may have a concentration of investments, as permitted by its registration statement, in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Company. The Company’s investments are also subject to the risk associated with investing in private equity securities. The investments in private equity securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Company will be able to realize the value of such investments in a timely manner, if at all.

The Company believes that its liquidity and capital resources are adequate to satisfy its operational needs as well as the continuation of its investment program.

This portfolio strategy presents a high degree of business and financial risk due to the nature of underlying companies in which the Portfolio Funds invest, which may include entities with little operating history, minimal capitalization, operations in new or developing industries, and concentration of investments in one industry or geographical area.

15

NB Private Markets Fund II (Master) LLC

Notes to Financial Statements

March 31, 2020

If the Company defaults on its commitment or fails to satisfy capital calls, it will be subject to significant penalties, including the complete forfeiture of the Company’s investment in the Portfolio Fund. This may impair the ability of the Company to pursue its investment program, force the Company to borrow or otherwise impair the value of the Company’s investments (including the complete devaluation of the Company). In addition, defaults by Members on their commitments to the Company, may cause the Company to, in turn, default on its commitment to a Portfolio Fund. In this case, the Company, and especially the non-defaulting Members, will bear the penalties of such default as outlined above. While the Registered Investment Adviser has taken steps to mitigate this risk, there is no guarantee that such measures will be sufficient or successful.

9. Subsequent Events

The recent outbreak of the novel coronavirus in many countries, which is a rapidly evolving situation, has disrupted global travel and supply chains, and has adversely impacted global commercial activity, the transportation industry and commodity prices in the energy sector. The rapid development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse effect on economic and market conditions and trigger a period of global economic slowdown. Such conditions (which may be across industries, sectors or geographies) may impact operating performance at the Company’s portfolio companies in the near term.

The Company has evaluated all events subsequent to March 31, 2020, through the date these financial statements were available to be issued and has determined that there were no additional subsequent events that require disclosure.

16

KPMG LLP

Two Financial Center

60 South Street

Boston, MA 02111

Report of Independent Registered Public Accounting Firm

To the Members and Board of Managers

NB Private Markets Fund II (Master) LLC:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and members’ equity – net assets of NB Private Markets Fund II (Master) LLC (formerly, Excelsior Private Markets Fund II (Master), LLC) (the Company), including the schedule of investments, as of March 31, 2020, the related statements of operations and cash flows for the year then ended, the statements of changes in members’ equity – net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the four -year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Company as of March 31, 2020, the results of its operations and cash flows for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for the year ended March 31, 2016 were audited by other independent registered public accountants whose report, dated May 27, 2016, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of March 31, 2020, by correspondence with the underlying fund managers or by other appropriate auditing procedures where replies from underlying fund managers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more NB Private Markets/NB Crossroads Private Markets investment companies since 2016.

Boston, Massachusettes

May 30, 2020

17

NB Private Markets Fund II (Master) LLC

Additional Information (Unaudited)

March 31, 2020

Proxy Voting and Form N-Q

A description of the Company’s policies and procedures used to determine how to vote proxies relating to the Company’s portfolio securities, as well as information regarding proxy votes cast by the Company (if any) during the most recent twelve month period ended June 30, is available without charge, upon request, by calling the Company at 212-476-8800 or on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov. The Company did not receive any proxy solicitations during the year ended March 31, 2020.

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each year on Form N-PORT. The Company’s N-PORT filings are in the EDGAR database on the SEC’s website at www.sec.gov or by calling Neuberger Berman at 212-476-8800.

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NB Private Markets Fund II (Master) LLC

Board of Managers of the Company (Unaudited)

March 31, 2020

Information pertaining to the Board of Managers of the Company is set forth below.

Name, Position(s) Held, Address, and Year of Birth	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex* Overseen by Director	Other Directorships Held by Director During Past 5 Years
Disinterested Directors

Virginia G. Breen, Director 1290 Avenue of the Americas New York, NY 10104 (1964)	Term Indefinite – Since Inception	Partner, Chelsea Partners (7/11 to present); private investor and board member of certain entities (as listen herein)	19	Director, Jones Lang LaSalle Property Trust, Inc.; Trustee/Director, UBS A&Q Registered Fund Complex (4 funds); Director, Calamos Fund Complex (26 funds); Director, Paylocity Holding Corp.

Alan Brott, Director 1290 Avenue of the Americas New York, NY 10104 (1942)	Term Indefinite – Since Inception	Consultant (since 10/1991); Associate Professor, Columbia University (2000-2017); Former Partner of Ernst & Young.	19	Manager of Man FRM Alternative Multi-Strategy Fund LLC; Director of Grosvenor Registered Multi-Strategy Funds (4 funds); Director of Hedge Fund Guided Portfolio Solution (part of the Grosvenor complex); Director of Stone Harbor Investment Funds (8 funds), Stone Harbor Emerging Markets Income Fund and Stone Harbor Emerging Markets Total Income Fund.

Victor F. Imbimbo, Jr., Director 1290 Avenue of the Americas New York, NY 10104 (1952)	Term Indefinite – Since Inception	President and CEO of Caring Today, LLC, an information and support resource for the family caregiver market; Former President for North America TBWA\World Health, a division of TBWA Worldwide, and Executive Vice President of TBWA\New York.	19	Manager of Man FRM Alternative Multi-Strategy Fund LLC.

Thomas F. McDevitt, Director 1290 Avenue of the Americas New York, NY 10104 (1956)	Term Indefinite – Since Inception	Managing Partner of Edgewood Capital Partners and President of Edgewood Capital Advisors (5/2002 to present).	19	Director of Jones Lang LaSalle Property Trust, Inc. (12/04 to 06/15).

Stephen V. Murphy, Director 1290 Avenue of the Americas New York, NY 10104 (1945)	Term Indefinite – Since Inception	President of S.V. Murphy & Co, an investment banking firm.	19	Manager of Man FRM Alternative Multi-Strategy Fund LLC; Director of The First of Long Island Corporation and The First National Bank of Long Island.

Thomas G. Yellin, Director 1290 Avenue of the Americas New York, NY 10104 (1954)	Term Indefinite – Since Inception	President of The Documentary Group (since 6/2006).	19	Director of Grosvenor Registered Multi-Strategy Funds (4 funds); Director of Hedge Fund Guided Portfolio Solution (part of the Grosvenor complex); Manager of Man FRM Alternative Multi-Strategy Fund LLC.

The ‘‘Fund Complex’’ consists of NB Private Markets Fund II (Master) LLC, NB Private Markets Fund II (TI) LLC, NB Private Markets Fund II (TE) LLC, NB Private Markets Fund III (Master) LLC, NB Private Markets Fund III (TI) LLC, NB Private Markets Fund III (TE) LLC, UST Global Private Markets Fund LLC, NB Crossroads Private Markets Fund IV (TI) – Client LLC, NB Crossroads Private Markets Fund IV (TE) – Client LLC, NB Crossroads Private Markets Fund IV Holdings LLC, NB Crossroads Private Markets Fund V Holdings LP, NB Crossroads Private Markets Fund V (TE) LP, NB Crossroads Private Markets Fund V (TE) Advisory LP, NB Crossroads Private Markets Fund V (TI) LP, NB Crossroads Private Markets Fund V (TI) Advisory LP, NB Crossroads Private Markets Fund VI Holdings LP, NB Crossroads Private Markets Fund VI LP, NB Crossroads Private Markets Fund VI Advisory LP, and NB Crossroads Private Markets Fund VI Custody LP.

19

NB Private Markets Fund II (Master) LLC

Officers of the Company (Unaudited)

March 31, 2020

Information pertaining to the Officers of the Company is set forth below.

Name, Address* and Age	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years
Officers who are not Directors

James D. Bow den (1953)	Chief Executive Officer and President	Term — Indefinite; Length — since 2018 (previously, Vice President since inception)	Managing Director, Neuberger Berman LLC, since 2015. Formerly, Managing Director, Bank of America; Manager and Vice President, Merrill Lynch Alternative Investments LLC (2013-2015); Executive Vice President, Bank of America Capital Advisors LLC (1998-2013).

Claudia A. Brandon (1956)	Executive Vice President and Secretary	Term — Indefinite; Length — since inception	Senior Vice President, Neuberger Berman LLC, since 2007 and Employee since 1999; Senior Vice President, NBIA, since 2008 and Assistant Secretary since 2004. Formerly, Vice President, Neuberger Berman LLC (2002-2006), Vice President – Mutual Fund Board Relations, NBIA (2000-2008), Vice President, NBIA (1986-1999) and Employee (1984-1999).

Mark Bonner (1977)	Treasurer	Term — Indefinite; Length — since 2020 (previously, Assistant Treasurer since inception)	Senior Vice President, Neuberger Berman LLC, since 2015. Formerly, Senior Vice President, Bank of America; Merrill Lynch Alternative Investments LLC (2006-2015); Manager, Advent International Corporation (2004-2006); Senior Associate, PricewaterhouseCoopers LLP (1999-2004).

Sarah Doane (1989)	Assistant Treasurer	Term — Indefinite; Length — since 2020	Assistant Vice President, Neuberger Berman LLC, since 2016. Formerly Internal Auditor, Arbella Insurance Group (2015-2016), Associate, PricewaterhouseCoopers (2012-2015)

Savonne Ferguson (1973)	Chief Compliance Officer	Term — Indefinite; Length — since 2018	Chief Compliance Officer (Mutual Funds) and Associate General Counsel, NBIA, since 2018. Formerly, Vice President T. Row e Price Group, Inc. (2018), Vice President and Senior Legal Counsel, T. Row e Price Associates, Inc. (2014-2018), Vice President and Director of Regulatory Fund Administration, PNC Capital Advisors, LLC (2009-2014), Secretary, PNC Funds and PNC Advantage Funds (2010-2014).

Corey A. Issing (1978)	Chief Legal Officer (only for purposes of sections 307 and 406 of the Sarbanes-Oxley Act of 2002)	Term — Indefinite; Length — since inception	General Counsel and Head of Compliance– Mutual Funds since 2016 and Managing Director, NBIA, since 2017. Formerly, Associate General Counsel (2015-2016), Counsel (2007-2015), Senior Vice President (2013-2016), Vice President (2009-2013).

20

NB Private Markets Fund II (Master) LLC

Officers of the Company (Unaudited)

March 31, 2020

Name, Address* and Age	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years
Officers who are not Directors

Sheila James (1965)	Assistant Secretary	Term — Indefinite; Length — since inception	Vice President, Neuberger Berman LLC, since 2008 and Employee since 1999; Vice President, NBIA, since 2008. Formerly, Assistant Vice President, Neuberger Berman LLC (2007-2008); Employee, NBIA (1991-1999).

Brian Kerrane (1969)	Vice President	Term — Indefinite; Length — since Inception	Managing Director, Neuberger Berman LLC, since 2013; Chief Operating Officer – Mutual Funds and Managing Director, NBIA, since 2015. Formerly, Senior Vice President, Neuberger Berman LLC (2006 to 2014), Vice President, NBIA (2008-2015) and Employee since 1991.

Josephine Marone (1963)	Assistant Secretary	Term — Indefinite; Length — since Inception	Senior Paralegal, Neuberger Berman LLC, since 2007 and Employee since 2007.

Brien Smith (1957)	Vice President	Term — Indefinite; Length — since 2017	Managing Director, Neuberger Berman LLC, since 2005. Chief Operating Officer of NB Private Equity Division since 2017.

* The business address of each listed person is 1290 Avenue of the Americas, New York, NY 10104, except for James D. Bowden, Mark Bonner and Sarah Doane whose business address is 53 State Street, 13th Floor, Boston, MA 02109; and Brien Smith whose business address is 325 North Saint Paul St. 49th Floor Dallas, TX 75201.

All officers of the Company are employees and/or officers of the Investment Adviser. Officers of the Company are elected by the Managers and hold office until they resign, are removed or are otherwise disqualified to serve.

Alternative investments are sold to qualified investors only by a Confidential Offering Memorandum. An investment in an alternative investment fund is speculative and should not constitute a complete investment program. The information presented in the this report is current as of the date noted, is for information purposes only and does not constitute an offer to sell or a solicitation of an offer to buy interests in any fund. This is not, and under no circumstances is to be construed as, an offer to sell or a solicitation to buy any of the securities or investments referenced, nor does this information constitute investment advice or recommendations with respect to any of the securities or investments used. Past performance is no guarantee of future results. Additional information is available upon request.

21

Item 2. Code of Ethics.

The Registrant (or the “Fund”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, there were no substantive amendments to or waivers from the code of ethics.

Item 3. Audit Committee Financial Expert.

The Board of Managers (the “Board”) of the Registrant has determined that Alan Brott and Stephen V. Murphy possess the technical attributes to qualify as the audit committee's financial experts and that each of them is an "independent" Manager pursuant to paragraph (a)(2) of Item 3 on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

KPMG, LLP serves as independent registered public accounting firm to the Registrant.

(a) Audit Fees

The aggregate fees, billed for professional services rendered by the Registrant's principal accountant for the audit of the Registrant's annual financial statements and security counts required under Rule 17f-2 of the Investment Company Act of 1940 (the "1940 Act") for the fiscal years ended March 31, 2019 and March 31, 2020 were $53,400 and $52,900, respectively.

(b) Audit-Related Fees

There were no audit-related services provided by the principal accountant to the Registrant for the last two fiscal years.

(c) Tax Fees

The principal accountant for the audit of the Registrant's annual financial statements billed no fees for tax compliance, tax advice or tax planning services to the Registrant during the last two fiscal years.

(d) All Other Fees

The principal accountant billed no other fees to the Registrant during the last two fiscal years.

(e) (1) During its regularly scheduled periodic meetings, the Registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the Registrant. The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any such pre-approved fees are presented to the audit committee at its next regularly scheduled meeting.

(e) (2) None of the services described in paragraphs (b)-(d) above were approved by the Registrant’s audit committee pursuant to the “de minimis exception” in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The amount of non-audit fees that were billed by the Registrant's accountant for services rendered to:

(i) the Registrant, and (ii) the Registrant's investment adviser and any control person of the adviser that provides ongoing services to the Registrant for the fiscal year ended March 31, 2020, were $0 and $0, respectively.

The amount of non-audit fees that were billed by the Registrant's accountant for services rendered to: (i) the Registrant, and (ii) the Registrant's investment adviser and any control person of the adviser that provides ongoing services to the Registrant for the fiscal year ended March 31, 2019, were $0 and $0, respectively.

(h) The Registrant's audit committee has considered whether the provision of non-audit services that may be rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. No such services were rendered.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a) The Schedule of Investments is included as part of the report to members filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Subject to the Board’s oversight, the Registrant has delegated responsibility to vote any proxies the Registrant may receive to the Investment Adviser, Neuberger Berman Investment Advisers LLC (“NBIA”).

NBIA is required by the Board to vote proxies related to portfolio securities in the best interests of the Registrant and its members. The Board permits NBIA to contract with a third party to obtain proxy voting and related services, including research of current issues.

NBIA has implemented written Proxy Voting Policies and Procedures (“Proxy Voting Policy”) that are designed to reasonably ensure that NBIA votes proxies prudently and in the best interest of its advisory clients for whom NBIA has voting authority, including the Registrant. The Proxy Voting Policy also describes how NBIA addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting.

NBIA’s Governance and Proxy Committee (“Proxy Committee”) is responsible for developing, authorizing, implementing and updating the Proxy Voting Policy, overseeing the proxy voting process and engaging and overseeing any independent third-party vendor as a voting delegate to review, monitor and/or vote proxies. In order to apply the Proxy Voting Policy noted above in a timely and consistent manner, NBIA utilizes Glass, Lewis & Co. (“Glass Lewis”) to vote proxies in accordance with NBIA’s voting guidelines or, in instances where a material conflict has been determined to exist, in accordance with the voting recommendations of Glass Lewis.

NBIA retains final authority and fiduciary responsibility for proxy voting. NBIA believes that this process is reasonably designed to address material conflicts of interest that may arise between NBIA and a client as to how proxies are voted.

In the event that an investment professional at NBIA believes that it is in the best interests of a client or clients to vote proxies in a manner inconsistent with NBIA’s proxy voting guidelines, the Proxy Committee will review information submitted by the investment professional to determine that there is no material conflict of interest between NBIA and the client with respect to the voting of the proxy in that manner.

If the Proxy Committee determines that the voting of a proxy as recommended by the investment professional would not be appropriate, the Proxy Committee shall: (i) take no further action, in which case Glass Lewis shall vote such proxy in accordance with the proxy voting guidelines or as Glass Lewis recommends; (ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or (iv) engage another independent third party to determine how to vote the proxy.

Information on how the Registrant voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling the Registrant toll-free at 866-637-2587 or by accessing the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)(1) Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Member - As of March 31, 2020:

Neuberger Berman Private Equity’s investment team is responsible for the day-to-day management of the Fund and, along with other members of NB Private Equity, serves as the day-to-day interface with the members of the Investment Committee, which serve as the Fund’s Portfolio Fund Managers. The Investment Committee and other senior private equity investment personnel also have responsibility for managing private equity investments made on behalf of third-party investors, sourcing new investment opportunities, performing due diligence on all new investment opportunities and monitoring existing investments.

The Investment Committee is responsible for the development, selection, and ongoing monitoring and realization of investments:

James Bowden is a Managing Director of Neuberger Berman. Previously, Mr. Bowden was a Managing Director at Bank of America / Merrill Lynch, managing the group’s private equity fund of funds business since its inception in 1998. In that capacity he led the private placement capital raising activities, directed investment origination and has ongoing management and administration responsibilities for the Bank of America fund of funds business. Mr. Bowden’s career covers a variety of private equity, commercial banking and management consulting positions. Prior to joining Bank of America / Merrill Lynch, he served as the manager of the Chicago office of Corporate Credit Examination Services for Continental Bank, where he had responsibility for the independent oversight of the Private Equity Investing and Midwest Commercial Banking Division. Earlier in his career, he was a Managing Consultant in the Financial Advisory Services practice of Coopers & Lybrand, specializing in corporate turnarounds and previously focused on commercial lending and problem loan workouts during his time at Continental Bank, Citicorp and the American National Bank of Chicago. Mr. Bowden received his M.B.A. and B.B.A. from the University of Michigan. Mr. Bowden is a Certified Public Accountant.

John P. Buser is a Managing Director of Neuberger Berman and Executive Vice Chairman of NB Alternatives. He is also a member of the Private Investment Portfolios, Co Investment, Latin America Private Equity, Northbound and Secondary Investment Committees. Before joining Neuberger Berman in 1999, Mr. Buser was a partner at the law firm of Akin, Gump, Strauss, Hauer & Feld, L.L.P., where he had extensive experience in the practice of domestic and international income taxation during his 17 year tenure. Mr. Buser was admitted to the State Bar of Texas in 1982 after receiving his J.D. from Harvard Law School. Prior to attending law school, Mr. Buser graduated summa cum laude with a B.S. in accounting from Kansas State University.

Kent Chen is a Managing Director of Neuberger Berman and leader of the firm’s private equity efforts in the Asia Pacific region. He is also a member of the Private Investment Portfolios and Co-Investment Investment Committees. Mr. Chen joined Neuberger Berman in May 2015 from the Hong Kong Monetary Authority (“HKMA”) after 17 years in central banking in various positions including Deputy Chief Representative of the HKMA’s New York Office and Advisor to the Executive Director for China at the International Monetary Fund in Washington D.C. Beginning in 2008, Mr. Chen helped to establish the HKMA’s private equity program, comprising of global buyout, Asia private equity and global energy investments. Before joining the HKMA in 1998, Mr. Chen was Head of China Research at Daiwa Securities in Hong Kong covering the Chinese stocks market with a focus on infrastructure, energy and power equipment stocks. Mr. Chen has been awarded the Chartered Financial Analyst designation and earned a Master of M.P.A from Columbia University, M.B.A from University of Hull and Bachelor of Science in Economics from University of London.

Michael Kramer is a Managing Director of Neuberger Berman. He is a member of the Co-Investment, Credit Opportunities, Marquee Brands and Private Investment Portfolios Investment Committees as well as a member of the Board of Directors for Marquee Brands. Before joining Neuberger Berman in 2006, Mr. Kramer was a vice president at The Cypress Group, a private equity firm with $3.5 billion under management. Prior thereto, he worked as an analyst at PaineWebber Incorporated. Mr. Kramer holds an M.B.A. from Harvard Business School and a B.A., cum laude, from Harvard College.

John H. Massey is the Chairman of the Neuberger Berman Private Investment Portfolios Investment Committee. He is also a member of the Co-Investment Investment Committee. In 1996, Mr. Massey was elected as one of the original members of the board of directors of the PineBridge Fund Group. Mr. Massey is active as a private investor and corporate director. Previously, he was Chairman and CEO of Life Partners Group, Inc., a NYSE listed company. Over the last 35 years, Mr. Massey has also served in numerous executive leadership positions with other publicly held companies including Gulf Broadcast Corporation, Anderson Clayton & Co., and Gulf United Corporation. He began his career in 1966 with Republic National Bank of Dallas as an investment analyst. Mr. Massey currently serves on the boards of several financial institutions, including Central Texas Bankshare Holdings, and Hill Bancshares Holdings, Inc., among others. He is also the principal shareholder of Columbus State Bank in Columbus, Texas and Hill Bank and Trust Company in Weimar, Texas. Mr. Massey received the Most Distinguished Alumnus award from SMU’s Cox School of Business in 1993. In 2009, he and Mrs. Massey were jointly named Most Distinguished Alumnus by The University of Texas from the Dallas/Fort Worth area. He currently serves as Chair of the Board of Trustees of the University of Texas School of Law and as an Advisory Board Member of the McCombs School of Business at The University of Texas. He is also active in oil and gas, agricultural and wildlife conservation activities in Colorado County and Matagorda County, Texas. Mr. Massey received a B.B.A. from Southern Methodist University and an M.B.A. from Cornell University. He also earned an L.L.B. from The University of Texas at Austin. He received his Chartered Financial Analyst designation and has been a member of the State Bar of Texas since 1966.

David Morse is a Managing Director of Neuberger Berman, and is the Global Co-Head of Private Equity Co-Investments. He is also a member of Co-Investment, Private Debt and Private Investment Portfolios Investment Committees. Mr. Morse is currently a Board Observer of Salient Solutions, Behavioral Health Group, Taylor Precision Investments, Gabriel Brothers’ Stores, and Extraction Oil and Gas, all of which are portfolio companies of our dedicated co-investment funds. Mr. Morse joined Lehman Brothers in 2003 as a Managing Director and principal in the Merchant Banking Group where he helped raise and invest Lehman Brothers Merchant Banking Partners III L.P. Prior to joining Lehman Brothers, Mr. Morse was a founding Partner of Hampshire Equity Partners (and its predecessor entities). Founded in 1993, Hampshire is a middle-market private equity and corporate restructuring firm with $825 million of committed capital over three private equity funds. Prior to Hampshire, Mr. Morse worked in GE Capital’s Corporate Finance Group providing one-stop financings to middle-market buyouts. Mr. Morse began his career in 1984 in Chemical Bank’s middle-market lending group. Mr. Morse holds an M.B.A. from the Tuck School of Business at Dartmouth College and a B.A. in Economics from Hamilton College. Mr. Morse is a member of the M.B.A. Advisory Board of the Tuck School, a member of the Alumni Council of Hamilton College, and a member of the Board of Trustees of the Berkshire School.

Joana P. Rocha Scaff is a Managing Director of Neuberger Berman, Head of Europe Private Equity and a member of the Co-Investment, Latin America Private Equity and Private Investment Portfolios Investment Committees. Previously, Ms. Scaff worked in investment banking covering primarily the telecommunications, media and information services sectors. Ms. Scaff worked in the investment banking division of Lehman Brothers, and prior to that at Citigroup Global Markets and Espirito Santo Investment. She advised on corporate transactions including mergers and acquisitions, financial restructurings and public equity and debt offerings in the United States, Europe and Brazil. Ms. Scaff received her M.B.A. from Columbia Business School and her B.A. in Business Management and Administration from the Universidade Catolica of Lisbon. Ms. Scaff is a member of the LP Committee of the BCVA – British Private Equity & Venture Capital Association.

Jonathan D. Shofet is the Global Head of the Firm’s Private Investment Portfolios group and is a Managing Director of Neuberger Berman. He is also a member of the Private Investment Portfolios and Co-Investment Investment Committees. Prior to joining Neuberger Berman in 2005, Mr. Shofet was a member of the Lehman Brothers Private Equity division, focusing on mid-through late-stage equity investments primarily in the technology, communications and media sectors. Prior to that, Mr. Shofet was a member of the Lehman Brothers Investment Banking division, where he focused on public and private financings, as well as strategic advisory in the real estate, technology and utility sectors. Mr. Shofet sits on the Limited Partner Advisory Boards of a number of funds including those managed by Amulet Capital, Beacon Capital Partners, Castlelake Airline Credit and Credit Strategies, Cerbeus Institutional Partners, Clearlake Capital, ComVest Investment Partners, DFW Capital, Monomoy Capital Partners, Platinum Equity, Siris Partners, Tengram Capital Partners, Thomas H. Lee Partners and Vector Capital Partners. He is also a Board Observer for several private companies. Mr. Shofet holds a B.A. from Binghamton University, where he graduated summa cum laude, Phi Beta Kappa.

Brien P. Smith is a Managing Director of Neuberger Berman and the Chief Operating Officer of the Neuberger Berman Private Equity Division. He is also a member of the Private Investment Portfolios, Co-Investment, Latin America Private Equity and Private Debt Investment Committees. Mr. Smith sits on the Limited Partner Advisory Boards of a number of investment relationships on behalf of Neuberger Berman funds. Prior to joining Neuberger Berman in 2001, Mr. Smith worked in the middle market private equity firm Mason Best Company, L.P., and its affiliates. While at Mason Best, Mr. Smith served in a number of roles, including executing private equity investments and dispositions, arranging transaction financing and restructuring underperforming investments. Mr. Smith began his career at Arthur Andersen & Co. where he focused on the financial services sector in the southwest. Mr. Smith sits on the Red McCombs School of Business Advisory Council at the University of Texas at Austin. He is also a director of National Autotech Inc. and has also served on a number of other boards of directors. Mr. Smith received a Master’s in Professional Accounting and a B.B.A. from the University of Texas at Austin.

David S. Stonberg is a Managing Director of Neuberger Berman and is the Global Co-Head of Private Equity Co-Investments. He is also a member of the Co-Investment, Private Investment Portfolios, Renaissance and Secondary Investment Committees. Before joining Neuberger Berman in 2002, Mr. Stonberg held several positions within Lehman Brothers’ Investment Banking Division including providing traditional corporate and advisory services to clients as well as leading internal strategic and organizational initiatives for Lehman Brothers. Mr. Stonberg began his career in the Mergers and Acquisitions Group at Lazard Frères. Mr. Stonberg is also a member of the Neuberger Berman Risk Committee. Mr. Stonberg holds an M.B.A. from the Stern School of New York University and a B.S.E. from the Wharton School of the University of Pennsylvania.

Anthony D. Tutrone is the Global Head of Neuberger Berman Private Equity and a Managing Director of Neuberger Berman. He is a member of all Neuberger Berman Private Equity’s Investment Committees. Mr. Tutrone is a member of Neuberger Berman's Partnership, Operating, and Asset Allocation Committees. Prior to starting at Neuberger Berman, from 1994 to 2001, Mr. Tutrone was a Managing Director and founding member of The Cypress Group, a private equity firm focused on middle market buyouts with approximately $3.5 billion in assets under management. Mr. Tutrone began his career at Lehman Brothers in 1986, starting in Investment Banking and in 1987 becoming one of the original members of the firm’s Merchant Banking Group. This group managed a $1.2 billion private equity fund focused on middle market buyouts. He has been a member of the board of directors of several public and private companies and has sat on the advisory boards of several private equity funds. Mr. Tutrone earned an M.B.A. from Harvard Business School and a B.A. in Economics from Columbia University.

Peter J. Von Lehe is the head of Investment Solutions and Strategy and is a Managing Director of Neuberger Berman. He is also a member of the Athyrium, Private Investment Portfolios, Co-Investment, Marquee Brands and Renaissance Investment Committees. Mr. von Lehe sits on the Limited Partner Advisory Boards of a number of investment relationships globally on behalf of Neuberger Berman funds. Previously, Mr. von Lehe was a Managing Director and Deputy Head of the Private Equity Fund of Funds unit of Swiss Re Company. There, Mr. von Lehe was responsible for investment analysis and product structuring and worked in both New York and Zurich. Before that, he was an attorney with the law firm of Willkie Farr & Gallagher LLP in New York focusing on corporate finance and private equity transactions. He began his career as a financial analyst for a utility company, where he was responsible for econometric modeling. Mr. von Lehe received a B.S. with Honors in Economics from the University of Iowa and a J.D. with High Distinction, from the University of Iowa College of Law. He is a member of the New York Bar.

Patricia Miller Zollar is a Managing Director of Neuberger Berman. Within the alternatives business, she is responsible for managing a bespoke Co-Investment Separate Account and leading the NorthBound Emerging Managers Private Equity Fund, a private equity fund which invests in private equity partnership interests and co-investments. She is also a member of the Co-Investment, Private Investment Portfolios, and NorthBound Investment Committees. Before the management buyout of Neuberger, Ms. Zollar co-headed and co-founded the Lehman Brothers Partnership Solutions Group (“PSG”), a Wall Street business focused on developing strategic opportunities with women- and minority-owned financial services firms. The innovation of the Partnership Solutions Group was chronicled in a case study for the Harvard Business School. Before rejoining Lehman Brothers in 2004, Ms. Zollar was a vice president in the Asset Management Division of Goldman Sachs. Ms. Zollar began her career as a Certified Public Accountant in the Audit Division of Deloitte & Touche. She received her MBA from Harvard Business School and her B.S., with highest distinction, from North Carolina A&T State University, where she formerly served as Chairperson of the Board of Trustees and is the recipient of an honorary Doctorate degree. Ms. Zollar is a member of the Executive Leadership Council and serves on the executive board of the National Association of Investment Companies and The Apollo Theater.

(a)(2) Other Accounts Managed by Portfolio Manager(s) or Management Team Member - As of March 31, 2019:

The following tables set forth information about funds and accounts other than the Registrant for which a member of the Portfolio Management Team is primarily responsible for the day-to-day portfolio management as of March 31, 2019, unless indicated otherwise.

James D. Bowden

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed

Number	Total Assets	Number	Total Assets	Number	Total Assets
6	$993,656,955	5	$1,375,114,394	0	$0

Registered Investment Companies Managed				Other Accounts Managed
		Pooled Vehicles Managed
Number with Performance-Based Fees	Total Assets with Performance- Based Fees	Number with Performance-Based Fees	Total Assets with Performance-Based Fees	Number with Performance-Based Fees	Total Assets with Performance-Based Fees

6	$993,656,955	5	$1,375,114,394	0	$0

Kent Chen

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed

Number	Total Assets	Number	Total Assets	Number	Total Assets
6	$993,656,955	24	$14,674,738,932	60	$20,270,093,905

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed

Number with Performance-Based Fees	Total Assets with Performance- Based Fees	Number with Performance-Based Fees	Total Assets with Performance- Based Fees	Number with Performance-Based Fees	Total Assets with Performance- Based Fees

6	$993,656,955	24	$14,674,738,932	60	$20,270,093,905

John P. Buser

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed

Number	Total Assets	Number	Total Assets	Number	Total Assets
6	$993,656,955	26	$19,162,873,932	60	$20,270,093,905

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed

Number with Performance-Based Fees	Total Assets with Performance- Based Fees	Number with Performance-Based Fees	Total Assets with Performance- Based Fees	Number with Performance-Based Fees	Total Assets with Performance- Based Fees

6	$993,656,955	26	$19,162,873,932	60	$20,270,093,905

Michael Kramer

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed

Number	Total Assets	Number	Total Assets	Number	Total Assets
6	$993,656,955	24	$14,674,738,932	60	$20,270,093,905

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed

Number with Performance-Based Fees	Total Assets with Performance- Based Fees	Number with Performance-Based Fees	Total Assets with Performance-Based Fees	Number with Performance-Based Fees	Total Assets with Performance-Based Fees

6	$993,656,955	24	$14,674,738,932	60	$20,270,093,905

John H. Massey

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed

Number	Total Assets	Number	Total Assets	Number	Total Assets
6	$993,656,955	24	$14,674,738,932	60	$20,270,093,905

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed

Number with Performance-Based Fees	Total Assets with Performance- Based Fees	Number with Performance-Based Fees	Total Assets with Performance-Based Fees	Number with Performance-Based Fees	Total Assets with Performance-Based Fees

6	$993,656,955	24	$14,674,738,932	60	$20,270,093,905

David Morse

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed

Number	Total Assets	Number	Total Assets	Number	Total Assets
6	$993,656,955	24	$14,674,738,932	60	$20,270,093,905

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed

Number with Performance-Based Fees	Total Assets with Performance- Based Fees	Number with Performance-Based Fees	Total Assets with Performance-Based Fees	Number with Performance-Based Fees	Total Assets with Performance-Based Fees

6	$993,656,955	24	$14,674,738,932	60	$20,270,093,905

Joana P. Rocha Scaff

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed

Number	Total Assets	Number	Total Assets	Number	Total Assets
6	$993,656,955	24	$14,674,738,932	60	$20,270,093,905

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed

Number with Performance-Based Fees	Total Assets with Performance- Based Fees	Number with Performance-Based Fees	Total Assets with Performance-Based Fees	Number with Performance-Based Fees	Total Assets with Performance-Based Fees

6	$993,656,955	24	$14,674,738,932	60	$20,270,093,905

Jonathan D. Shofet

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed

Number	Total Assets	Number	Total Assets	Number	Total Assets
6	$993,656,955	24	$14,674,738,932	60	$20,270,093,905

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed

Number with Performance-Based Fees	Total Assets with Performance- Based Fees	Number with Performance-Based Fees	Total Assets with Performance-Based Fees	Number with Performance-Based Fees	Total Assets with Performance-Based Fees

6	$993,656,955	24	$14,674,738,932	60	$20,270,093,905

Brien P. Smith

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed

Number	Total Assets	Number	Total Assets	Number	Total Assets
6	$993,656,955	24	$14,674,738,932	60	$20,270,093,905

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed

Number with Performance-Based Fees	Total Assets with Performance- Based Fees	Number with Performance-Based Fees	Total Assets with Performance-Based Fees	Number with Performance-Based Fees	Total Assets with Performance-Based Fees

6	$993,656,955	24	$14,674,738,932	60	$20,270,093,905

David S. Stonberg

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed

Number	Total Assets	Number	Total Assets	Number	Total Assets
6	$993,656,955	28	$20,824,749,432	60	$20,270,093,905

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed

Number with Performance-Based Fees	Total Assets with Performance- Based Fees	Number with Performance-Based Fees	Total Assets with Performance-Based Fees	Number with Performance-Based Fees	Total Assets with Performance-Based Fees

6	$993,656,955	28	$20,824,749,432	60	$20,270,093,905

Anthony D. Tutrone

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed

Number	Total Assets	Number	Total Assets	Number	Total Assets
6	$993,656,955	28	$20,824,749,432	60	$20,270,093,905

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed

Number with Performance-Based Fees	Total Assets with Performance- Based Fees	Number with Performance-Based Fees	Total Assets with Performance-Based Fees	Number with Performance-Based Fees	Total Assets with Performance-Based Fees

6	$993,656,955	28	$20,824,749,432	60	$20,270,093,905

Peter J. Von Lehe

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed

Number	Total Assets	Number	Total Assets	Number	Total Assets
6	$993,656,955	24	$14,674,738,932	60	$20,270,093,905

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed

Number with Performance-Based Fees	Total Assets with Performance- Based Fees	Number with Performance-Based Fees	Total Assets with Performance-Based Fees	Number with Performance-Based Fees	Total Assets with Performance-Based Fees

6	$993,656,955	24	$14,674,738,932	60	$20,270,093,905

Patricia Miller Zollar

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed

Number	Total Assets	Number	Total Assets	Number	Total Assets
6	$993,656,955	24	$14,674,738,932	60	$20,270,093,905

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed

Number with Performance-Based Fees	Total Assets with Performance- Based Fees	Number with Performance-Based Fees	Total Assets with Performance-Based Fees	Number with Performance-Based Fees	Total Assets with Performance-Based Fees

6	$993,656,955	24	$14,674,738,932	60	$20,270,093,905

Potential Conflicts of Interests

Real, potential or apparent conflicts of interest may arise should members of the Portfolio Management Team have day-to-day portfolio management responsibilities with respect to more than one fund. Portfolio Management Team members may manage other accounts with investment strategies similar to the Registrant, including other investment companies, pooled investment vehicles and separately managed accounts. Fees earned by the Investment Adviser may vary among these accounts and Portfolio Management Team members may personally invest in these accounts. These factors could create conflicts of interest because the Portfolio Management Team members may have incentives to favor certain accounts over others, that could result in other accounts outperforming the Registrant. A conflict may also exist if a Portfolio Management Team member identifies a limited investment opportunity that may be appropriate for more than one account, but the Registrant is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, a Portfolio Management Team member may execute transactions for another account that may adversely impact the value of securities held by the Registrant. However, the Investment Adviser believes that these risks are mitigated by the fact that accounts with like investment strategies managed by the Portfolio Management Team members are generally managed in a similar fashion and the Investment Adviser has a policy that seeks to allocate opportunities on a fair and equitable basis.

(a)(3) Compensation Structure of Portfolio Manager(s) or Management Team Members - As of March 31, 2020:

Our compensation philosophy is one that focuses on rewarding performance and incentivizing our employees. We are also focused on creating a compensation process that we believe is fair, transparent, and competitive with the market.

Compensation for the Fund’s Portfolio Management Team consists of fixed (salary) and variable (bonus) compensation but is more heavily weighted on the variable portion of total compensation and is paid from a team compensation pool made available to the portfolio management team with which the portfolio manager is associated. The size of the team compensation pool is determined based on a formula that takes into consideration a number of factors including the pre-tax revenue that is generated by that particular portfolio management team, less certain adjustments. The bonus portion of the compensation for a portfolio manager is discretionary and is determined on the basis of a variety of criteria, including investment performance (including the aggregate multi-year track record), utilization of central resources (including research, sales and operations/support), business building to further the longer term sustainable success of the investment team, effective team/people management, and overall contribution to the success of Neuberger Berman.

The terms of our long-term retention incentives are as follows:

•	Employee-Owned Equity. Certain employees (i.e., senior leadership and investment professionals) participate in Neuberger Berman’s equity ownership structure, which was designed to incentivize and retain key personnel.

In addition, in prior years certain employees may have elected to have a portion of their compensation delivered in the form of equity.

For confidentiality and privacy reasons, Neuberger Berman cannot disclose individual equity holdings or program participation.

•	Contingent Compensation. Certain employees may participate in the Neuberger Berman Group Contingent Compensation Plan (the “CCP”) to serve as a means to further align the interests of our employees with the success of the firm and the interests of our clients, and to reward continued employment. Under the CCP, up to 20% of a participant’s annual total compensation in excess of $500,000 is contingent and subject to vesting. The contingent amounts are maintained in a notional account that is tied to the performance of a portfolio of Neuberger Berman investment strategies as specified by the firm on an employee-by-employee basis. By having a participant’s contingent compensation tied to Neuberger Berman investment strategies, each employee is given further incentive to operate as a prudent risk manager and to collaborate with colleagues to maximize performance across all business areas. In the case of members of investment teams, including Portfolio Managers, the CCP is currently structured so that such employees have exposure to the investment strategies of their respective teams as well as the broader Neuberger Berman portfolio.

•	Restrictive Covenants. Most investment professionals, including Portfolio Fund Managers, are subject to notice periods and restrictive covenants which include employee and client non-solicit restrictions as well as restrictions on the use of confidential information. In addition, depending on participation levels, certain senior professionals who have received equity grants have also agreed to additional notice and transition periods and, in some cases, non-compete restrictions.

(a)(4) As of March 31, 2020, no Portfolio Management Team member owned any Interests in the Registrant.

(b) Not applicable.

Item 9. Purchase of Equity Securities By Close-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which members may recommend nominees to the Board.

Item 11. Controls and Procedures.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures, as required by Rule 30a-3(b) of the 1940 Act.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) The Fund did not engage in any securities lending activity during the fiscal year ended March 31, 2019.

(b) The Fund did not engage in any securities lending activity and did not engage a securities lending agent during the fiscal year ended March 31, 2020.

Item 13. Exhibits.

(a)(1)	Code of Ethics – see Item 2.

(a)(2)	Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NB Private Markets Fund II (Master) LLC

By: /s/ James Bowden

James Bowden

Chief Executive Officer and President

Date: June 9, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ James Bowden

James Bowden

Chief Executive Officer and President

(Principal Executive Officer)

Date: June 9, 2020

By: /s/ Mark Bonner

Mark Bonner

Treasurer

(Principal Financial Officer)

Date: June 9, 2020